Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
OPERATING EXPENSES:
Selling and marketing	$ 125,427	$ 262,664	$ 25,275
General and administrative (including share-based compensation of $0.5 million, $0.9 million and $1.5 million for the years ended June 30, 2024, 2023 and 2022 respectively)	3,545,066	4,429,379	5,080,341
Research and development (including reversal of share-based compensation of $0.03 million, share-based compensation of $0.03 million and $1.2 million for the years ended June 30, 2024, 2023 and 2022 respectively)	1,066,233	1,581,628	2,512,154
Total operating expenses	4,736,726	6,273,671	7,617,770
LOSS FROM OPERATIONS	(4,736,726)	(6,273,671)	(7,617,770)
OTHER INCOME, NET	373,505	211,342	23,215
LOSS BEFORE INCOME TAXES	(4,363,221)	(6,062,329)	(7,594,555)
PROVISION FOR INCOME TAXES
NET LOSS	(4,363,221)	(6,062,329)	(7,594,555)
NET LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(4,301,837)	(5,871,130)	(7,445,943)
Non-controlling interest	(61,384)	(191,199)	(148,612)
TOTAL NET LOSS	(4,363,221)	(6,062,329)	(7,594,555)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	40,892	(86,658)
COMPREHENSIVE LOSS	(4,322,329)	(6,148,987)	(7,594,555)
NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(4,260,945)	(5,957,788)	(7,445,943)
Non-controlling interest	(61,384)	(191,199)	(148,612)
TOTAL NET COMPREHENSIVE LOSS	$ (4,322,329)	$ (6,148,987)	$ (7,594,555)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	13,012,866	13,012,866	12,805,707
Diluted (in Shares)	13,012,866	13,012,866	12,805,707
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.33)	$ (0.45)	$ (0.58)
Diluted (in Dollars per share)	$ (0.33)	$ (0.45)	$ (0.58)